FIXED ASSETS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
FIXED ASSETS

NOTE 3 – FIXED ASSETS

The Company’s fixed assets consist of computer equipment which is valued at cost and depreciated using the straight-line method over four years as follows:

			Sept. 30,	Sept. 30,
		Accumulated	2011	2010
	Cost	Amortization	Net	Net

Computer equipment	$4,956	$1,738	$3,218	$4,480

Depreciation of $1,262 and $477 is included in general and administrative expenses in the statement of operations for the years ended September 30, 2011 and 2010, respectively.